Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2020
Statement [line items]
Summary of Capital Structure of YPF EE After the Issuance of Shares	In this way, the capital structure of YPF EE after the issuance of shares is as follows:

Summary of Assets and Liabilities Held for Disposal

Shareholder	Number of Shares	Interest holding in the capital stock	Class of Shares
YPF	2,723,826,879	72.69218%	A
OPESSA	86,476,112	2.30783%	A

Group	2,810,302,991	75.00001%	A
GE	936,767,364	24.99999%	B

Total	3,747,070,355	100.00000%
The following table shows the main assets and liabilities held for disposal as of December 31, 2017:

•	Group of assets held for disposal:

December 31, 2017
Property, plant and equipment	4,982
Investments in associates and joint ventures	2,117
Inventories	1
Other receivables	914
Trade receivables	713
Investments in financial assets	78
Cash and cash equivalents	61

Subtotal	8,866

Eliminations	(43)

Total	8,823

•	Liabilities associated to the group of assets held for disposal:

December 31, 2017
Provisions	96
Deferred tax liabilities	282
Salaries and social security	47
Other liabilities	1
Loans	4,072
Accounts payable	938

Subtotal	5,436

Eliminations	(1,243)

Total	4,193

Summary of Table Resumes Consideration and Fair Value of the Acquired Assets and the Liabilities Assumed on the Acquisiton
The following table resumes consideration and fair value of the acquired assets and the liabilities assumed on the acquisition date:

Fair value at the acquisition date
Fair value of identifiable assets and assumed liabilities:
Property, plant and equipment	2,327
Inventories	445
Provisions	(465)

Total net identifiable assets / consideration	2,307

CTEB [Member]
Statement [line items]
Summary of Table Resumes Consideration and Fair Value of the Acquired Assets and the Liabilities Assumed on the Acquisiton
The following table shows in detail the transferred consideration and the fair values of the acquired assets and the liabilities assumed by CT Barragán S.A. as of June 26, 2019, after considering the price adjustment for US$10 million:

Fair value as of the acquisition date
Fair value of identifiable assets and assumed liabilities:
Financial assets at fair value	682
Property, plant and equipment	20,330
Inventories	341
VRD	(9,760)

Total identifiable net assets / Consideration	11,593